Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (35,775)	$ (22,574)
Property, plant and equipment, net	3,827	17,028
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Office equipment	$ 39,602	$ 39,602